Convertible Redeemable Preferred Shares - Summary Of Convertible Promissory Notes And The Retained Class C Ordinary Shares Converted Into Class A Ordinary Shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Beginning balance	¥ 10,258,898
Issuance of Class C ordinary shares	17,305,126
Ending balance		¥ 10,258,898
Convertible redeemable preferred shares | Liability [Member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Beginning balance	10,258,898	8,935,493
Issuance of Class C ordinary shares	(10,162,990)	530,030	9,011,510
Interest accrued at effective interest rate	534,686	636,835	49,378
Exchange differences	(262,678)	156,540	(125,395)
Conversion of Class C ordinary shares to ordinary shares upon IPO	(367,916)
Ending balance		10,258,898	8,935,493
Convertible redeemable preferred shares | Equity [member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Beginning balance	230,006	218,050
Issuance of Class C ordinary shares	(219,738)	11,956	218,050
Conversion of Class C ordinary shares to ordinary shares upon IPO	¥ (10,268)
Ending balance		¥ 230,006	¥ 218,050